NATURE OF OPERATIONS	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2016
NATURE OF OPERATIONS [Text Block]

NOTE 1 - NATURE OF OPERATIONS

Xiangtian (USA) Air Power Co., Ltd. (the “Company”) was incorporated in the State of Delaware on September 2, 2008 as Goa Sweet Tours Ltd. The Company was originally formed to provide personalized concierge tour packages to tourists who visit the State of Goa, India. On April 17, 2012, the Company entered into Share Purchase Agreements, by and among, Luck Sky International Investment Holdings Limited (“Luck Sky”), an entity owned and controlled by Zhou Deng Rong, and certain of our former stockholders who owned, in the aggregate, 7,200,000 shares of the Company’s common stock ( 90% of the then outstanding shares). Luck Sky purchased all 7,200,000 shares for an aggregate of $235,000. The sale was completed on May 15, 2012.

On May 25, 2012, the Company formed a corporation under the laws of the State of Delaware called Xiangtian (USA) Air Power Co., Ltd. ("Merger Sub") and on the same day, acquired one hundred shares of Merger Sub's common stock for cash. As such, Merger Sub became a wholly-owned subsidiary of the Company.

Effective as of May 29, 2012, Merger Sub was merged with and into the Company. As a result of the merger, the Company’s name was changed to “Xiangtian (USA) Air Power Co., Ltd.”. Prior to the merger, Merger Sub had no liabilities and nominal assets and, as a result of the merger, the separate existence of the Merger Sub ceased. The Company was the surviving corporation in the merger and, except for the name change provided for in the Agreement and Plan of Merger, there was no change in the directors, officers, capital structure or business of the Company.

Merger with LuckSky (Hong Kong) Shares Limited

On September 5, 2013, the Company entered into a business combination by means of merger of LuckSky (Hong Kong) Shares Limited (“HK Shares”), a Hong Kong corporation, for 250,000,000 shares of common stock of the Company. Prior to the merger, HK Shares had no liabilities and nominal assets. On September 23, 2013, the Company issued 250,000,000 shares of common stock to the shareholders of HK Shares. Effectively on September 24, 2013, the shareholders of HK Shares accepted the shares from the Company and surrendered its control of HK Shares to the Company in exchange of 250,000,000 shares of HK Shares to be issued to its shareholders. On October 16, 2013, HK Shares completed the issuance of its 250,000,000 shares accordingly. Management cancelled HK Shares in October 2014.

Acquisition of Sanhe City Lucksky Electrical Engineering Co., Ltd.

On July 25, 2014, Luck Sky (Shen Zhen) Aerodynamic Electricity Limited (“Luck Sky Shen Zhen”), a corporation incorporated under the laws of the People Republic of China (“PRC”), an indirect wholly-owned subsidiary; Sanhe City Lucksky Electrical Engineering Co., Ltd. (“Sanhe”), a corporation incorporated under the laws of the PRC; and Mr. Zhou Jian and Mr. Zhou Deng Rong, the owners of 97% and 3%, respectively, of Sanhe; entered into a series of agreements known as variable interest agreements (the “VIE Agreements”) pursuant to which Sanhe became Luck Sky Shen Zhen’s contractually controlled affiliate. The purpose and effect of the VIE Agreements is to provide Luck Sky Shen Zhen (our indirect wholly-owned subsidiary) with all of the management, control and net profits of Sanhe.

Simultaneously, the Company entered into a common stock purchase agreement with Zhou Jian and Zhou Deng Rong, the owners of 97% and 3%, respectively, of Sanhe, in consideration for the execution of the VIE Agreements and the acquisition of Sanhe. Pursuant to the Stock Purchase Agreement, the Company issued Zhou Jian and Zhou Deng Rong 264,850,740 and 8,191,260 shares, respectively, of our common stock, representing 51.4% of our issued and outstanding shares of common stock.

Reincorporation in Nevada

We reincorporated in Nevada effective October 31, 2016 as a result of a merger of Xiangtian (USA) Air Power Co., Ltd., a Delaware corporation, with its wholly-owned subsidiary, Xiangtian (USA) Air Power Co., Ltd., a Nevada corporation.

NOTE 1 - NATURE OF OPERATIONS

Xiangtian (USA) Air Power Co., Ltd. (the “Company”) was incorporated in the State of Delaware on September 2, 2008 as Goa Sweet Tours Ltd. The Company was originally formed to provide personalized concierge tour packages to tourists who visit the State of Goa, India. On April 17, 2012, the Company entered into Share Purchase Agreements, by and among, Luck Sky International Investment Holdings Limited (“Lucky Sky”), an entity owned and controlled by Zhou Deng Rong, and certain of our former stockholders who owned, in the aggregate, 7,200,000 shares of the Company’s common stock ( 90% of the at then outstanding shares). Luck Sky purchased all 7,200,000 shares for an aggregate of $235,000. The sale was completed on May 15, 2012.

On May 1, 2012, the Company sold its Indian subsidiary, Goa Excursion Private Limited (“Goa Excursion”), to IqbalBoga for a total value of $10. Both the purchaser and the seller fully release, discharge, waive, and hold harmless the subsidiary’s debts and liabilities, including related party’s debts.

On May 25, 2012, the Company formed a corporation under the laws of the State of Delaware called Xiangtian (USA) Air Power Co., Ltd. ("Merger Sub") and on the same day, acquired one hundred shares of Merger Sub's common stock for cash. As such, Merger Sub became a wholly-owned subsidiary of the Company.

Effective as of May 29, 2012, Merger Sub was merged with and into the Company. As a result of the merger, the Company’s name was changed to “Xiangtian (USA) Air Power Co., Ltd.”. Prior to the merger, Merger Sub had no liabilities and nominal assets and, as a result of the merger, the separate existence of the Merger Sub ceased. The Company was the surviving corporation in the merger and, except for the name change provided for in the Agreement and Plan of Merger, there was no change in the directors, officers, capital structure or business of the Company.

On September 5, 2013, the Company entered into a business combination by means of merger of LuckSky (Hong Kong) Shares Limited (“HK Shares”), a Hong Kong corporation, for 250,000,000 shares of common stock of the Company. As a result of the acquisition, HK Shares was merged into the Company.

On May 30, 2014, the Company entered into a Stock Purchase Agreement and acquired 100% of the issued and outstanding shares of common stock of Luck Sky (Hong Kong) Aerodynamic Electricity Limited (“Luck Sky HK”), a Hong Kong corporation. Luck Sky (Shen Zhen) Aerodynamic Electricity Limited (“Luck Sky Shen Zhen”), a corporation incorporated under the laws of the People Republic of China (“PRC”), is a wholly owned subsidiary of Luck Sky HK. As a result of the acquisition, Luck Sky HK became a wholly owned subsidiary of the Company and Luck Sky Shen Zhen became an indirect subsidiary of the Company through Luck Sky HK.

On July 25, 2014, Luck Sky (Shen Zhen) Aerodynamic Electricity Limited (“Luck Sky Shen Zhen”), a corporation incorporated under the laws of the People Republic of China (“PRC”), an indirect wholly-owned subsidiary; Sanhe City Lucksky Electrical Engineering Co., Ltd. (“Sanhe”), a corporation incorporated under the laws of the PRC; and Mr. Zhou Jian and Mr. Zhou Deng Rong, the owners of 97% and 3%, respectively, of Sanhe; entered into a series of agreements known as variable interest agreements (the “VIE Agreements”) pursuant to which Sanhe became Luck Sky Shen Zhen’s contractually controlled affiliate. The purpose and effect of the VIE Agreements is to provide Luck Sky Shen Zhen (our indirect wholly-owned subsidiary) with all of the management, control and net profits of Sanhe.

Simultaneously, the Company entered into a common stock purchase agreement with Zhou Jian and Zhou Deng Rong, the owners of 97% and 3%, respectively, of Sanhe in consideration for the execution of the VIE Agreements and the acquisition of Sanhe. Pursuant to the Stock Purchase Agreement, the Company issued Zhou Jian and Zhou Deng Rong 264,850,740 and 8,191,260 shares, respectively, of our common stock, representing 51.4% of the our issued and outstanding shares of common stock.